Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Sharebased Payments [Abstract]
Schedule of key terms and conditions related to the grants

Plan	Number of options outstanding	Vesting conditions	Contractual life of options
Equity Incentive Plan Board	62,566	1 year service from grant date	6 years
Equity Incentive Plan Employees / Board	122,782	2 years' service from grant date (50%)	8 years
Equity Incentive Plan Employees / Board	122,782	3 years' service from grant date (50%)	8 years

Schedule of fair value of thr options measured

Stock Option Plan
	Equity Incentive Plan 2019	Equity Incentive Plan 2019	Equity Incentive Plan 2018	Equity Incentive Plan 2018
Fair value at grant date	USD 0.715 (1 year vesting) 1) USD 1.006 (2 year vesting) 1) USD 1.193 (3 year vesting) 1)	USD 1.495 (1 year vesting) 2) USD 2.196 (2 year vesting) 2) USD 2.596 (3 year vesting) 2)	USD 0.340 (1 year vesting) 1) USD 0.449 (2 year vesting) 1) USD 0.514 (3 year vesting) 1)	USD 1.074 (1 year vesting) 2) USD 1.299 (2 year vesting) 2) USD 1.390 (3 year vesting) 2)
Share price at grant date	USD 1.76	USD 3.35	USD 0.64	USD 1.46
Exercise price	USD 2.07	USD 5.75	USD 0.66	USD 1.58
Expected volatility	119.41%	156.26%	137.06%	93.38%
Expected life	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	1.62%	2.29%	3.06%	2.92%

1)	October grants for the respective year

2)	April grants for the respective year

Schedule of number and weighted average exercise prices

	2019			2018
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	992,777	1.10	7.45	225,154	17.40	6.88
Replacement of historical grants	(992,777)	—	—	—	—	—
New grant with new exercise price	39,191	—	—	—	—	—
Expired during the year	—	—	—	(5,000)	—	—
Forfeited during the year	(66,567)	—	—	(139,360)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	351,429	3.30	—	911,983	1.04	7.73
Outstanding at December 31	324,053	3.01	—	992,777	1.10	7.45
Exercisable at December 31	—	—	—	63,314	26.28	5.08